UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-08797
                                   811-09049

Name of Fund:  BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.
               BlackRock Master Small Cap Growth Portfolio of
               BlackRock Master LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
     Officer (principal executive officer), BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 - 11/30/2007

Item 1 -   Report to Stockholders


EQUITIES   FIXED INCOME   REAL ESTATE   LIQUIDITY   ALTERNATIVES
BLACKROCK SOLUTIONS


BlackRock Small Cap
Growth Fund II
OF BLACKROCK SERIES, INC.


SEMI-ANNUAL REPORT
NOVEMBER 30, 2007    (UNAUDITED)


(BLACKROCK logo)


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


BlackRock Small Cap Growth Fund II
Of BlackRock Series, Inc.
100 Bellevue Parkway
Wilmington, DE 19809


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Table of Contents


                                                               Page

A Letter to Shareholders                                          3
Semi-Annual Report:
Fund Summary                                                      4
About Fund Performance                                            6
Disclosure of Expenses                                            6
Fund Financial Statements:
   Statement of Assets and Liabilities                            7
   Statement of Operations                                        8
   Statements of Changes in Net Assets                            9
Fund Financial Highlights                                        10
Fund Notes to Financial Statements                               15
Portfolio Summary                                                18
Portfolio Financial Statements:
   Schedule of Investments                                       19
   Statement of Assets and Liabilities                           21
   Statement of Operations                                       22
   Statements of Changes in Net Assets                           23
Portfolio Financial Highlights                                   23
Portfolio Notes to Financial Statements                          24
Proxy Results                                                    27
Officers and Directors                                           27
BlackRock Fund Information                                       28
Mutual Fund Family                                               30



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007



A Letter to Shareholders


Dear Shareholder

The November reporting period was fairly tumultuous for financial markets, culminating in mixed results for some of the major benchmark indexes:


Total Returns as of November 30, 2007                                                        6-month        12-month
U.S. equities (S&P 500 Index)                                                                 -2.33%         + 7.72%
Small cap U.S. equities (Russell 2000 Index)                                                  -8.82          - 1.17
International equities (MSCI Europe, Australasia, Far East Index)                             +2.82          +17.30
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                                      +5.32          + 6.05
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                                +2.40          + 2.71
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)              -2.84          + 3.01

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.


Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the "Fed") stepped in to inject liquidity into the markets and bolster investor confidence, cutting the federal funds rate by 0.50% in September, 0.25% in October and 0.25% in December, which brought the target short-term interest rate to 4.25%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling.

Amid the volatility throughout 2007, equity markets displayed surprising resilience. To some extent, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets. Still, market fundamentals generally held firm, dividend payouts and share buybacks continued, and valuations remained attractive. As the returns indicate, the most recent six months were more trying, reflecting the slowing U.S. economy, a troubled housing market and a more difficult corporate earnings backdrop. Overall, large cap stocks outperformed small caps as investors grew increasingly risk averse. International markets fared better than their U.S. counterparts, benefiting from generally stronger economies.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. Investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 3.97% by period-end, while prices correspondingly rose. Meanwhile, the tax-exempt bond market has been challenged by a combination of record-setting supply, economic uncertainty and concerns around the credit worthiness of bond insurers. This brought municipal bond prices to relatively attractive levels and, as such, demand generally held firm.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight and commentary from BlackRock investment professionals, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


/s/ Rob Kapito
--------------
Rob Kapito
President, BlackRock Advisors, LLC


THIS PAGE NOT PART OF YOUR FUND REPORT



Fund Summary                                 BlackRock Small Cap Growth Fund II


Portfolio Management Commentary


   How did the Fund perform?

* The Fund, through its investment in BlackRock Master Small Cap Growth Portfolio, delivered solid relative performance for the period. While its benchmark, the Russell 2000 Growth Index, was down more than 3%, the Fund managed to post a positive total return for the six months ended November 30, 2007.


   What factors influenced performance?

* Strong stock selection across various sectors resulted in the Fund's strong relative performance during the six-month period.

* Positive results within the industrials, information technology and consumer discretionary sectors contributed to the Fund's relative outperformance.

* Excellent returns in commercial services and supplies boosted the portfolio's gains within industrials, as IHS, Inc. and The Advisory Board Co. both appreciated significantly during the period.

* Within information technology, our holdings in SkillSoft Plc, SonicWALL, Inc. and ExlService Holdings, Inc. all rose sharply on strong financial results.

* Despite a slower consumer spending environment throughout the period, good stock selection within consumer discretionary boosted the Fund's relative returns. This was especially true within specialty retail, where Dick's Sporting Goods was a top performer. The company continues to execute in a tough retail environment. Dolan Media Co. also performed well, as its home foreclosure processing business contributed to strong financial results for the company.

* Although health care was one of the top-performing sectors within the Index for the period, the Fund's relative gains were hindered somewhat by weak stock selection among health care names. Pharmaceuticals was the most significant detractor, as uncertainty around future product pipelines weighed on individual stocks. Both Santarus, Inc. and Noven Pharmaceuticals, Inc. negatively impacted the portfolio. Although stock selection in pharmaceuticals was weaker, the overall effect was muted as two top performers in the portfolio (Kyphon Inc. and Digene Corp.) were acquired during the period.


   Describe recent portfolio activity.

* During the period, the Fund's allocation to health care declined as several of our holdings were acquired by larger companies. Meanwhile, we slightly increased our overweight position in information technology by adding a few names, including Silicon Motion Technology Corp., Jack Henry & Associates and O2 Microsystems Corp.


   Describe Fund positioning at period-end.

* At November 30, 2007, the Fund maintained its largest overweight position in information technology, as we continue to find a diverse group of opportunities within the sector. The Fund's most significant underweights at period-end were in the health care and financials sectors.


Expense Example

                                             Actual                                          Hypothetical**

                          Beginning          Ending          Expenses         Beginning          Ending         Expenses
                        Account Value    Account Value     Paid During      Account Value    Account Value    Paid During
                         June 1, 2007    Nov. 30, 2007     the Period*       June 1, 2007    Nov. 30, 2007    the Period*
Institutional               $1,000         $1,042.20          $ 6.25            $1,000         $1,018.98         $ 6.17
Investor A                  $1,000         $1,040.00          $ 7.57            $1,000         $1,017.68         $ 7.49
Investor B                  $1,000         $1,035.50          $12.45            $1,000         $1,012.87         $12.31
Investor C                  $1,000         $1,035.70          $12.20            $1,000         $1,013.12         $12.06
Class R                     $1,000         $1,037.80          $ 9.65            $1,000         $1,015.62         $ 9.55

  * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
    (1.22% for Institutional, 1.48% for Investor A, 2.44% for Investor B, 2.39% for Investor C and
    1.89% for Class R), multiplied by the average account value over the period, multiplied by
    183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.

 ** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

    See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007



Total Return Based on a $10,000 Investment


A line graph illustrating the growth of a $10,000 investment in Institutional Shares*++ and Investor A Shares*++ compared to a similar investment in Russell 2000 (R) Growth Index++++. Values illustrated are as follows:


Institutional Shares*++

Date                                             Value

10/29/1999                                     $10,000.00
November 1999                                  $11,120.00
November 2000                                  $12,231.00
November 2001                                  $11,137.00
November 2002                                  $ 9,204.00
November 2003                                  $12,507.00
November 2004                                  $13,943.00
November 2005                                  $16,043.00
November 2006                                  $17,889.00
November 2007                                  $20,391.00


Investor A Shares*++

Date                                             Value

10/29/1999                                     $ 9,475.00
November 1999                                  $10,536.00
November 2000                                  $11,552.00
November 2001                                  $10,496.00
November 2002                                  $ 8,656.00
November 2003                                  $11,730.00
November 2004                                  $13,047.00
November 2005                                  $14,971.00
November 2006                                  $16,644.00
November 2007                                  $18,925.00


Russell 2000 (R) Growth Index++++

Date                                             Value

10/29/1999                                     $10,000.00
November 1999                                  $11,057.00
November 2000                                  $ 9,507.00
November 2001                                  $ 8,621.00
November 2002                                  $ 6,860.00
November 2003                                  $ 9,445.00
November 2004                                  $10,468.00
November 2005                                  $11,311.00
November 2006                                  $12,832.00
November 2007                                  $13,618.00

   * Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees.

  ** Commencement of operations.

  ++ The Fund invests all of its assets in BlackRock Master Small Cap Growth
     Portfolio of BlackRock Master LLC. The Portfolio invests primarily in a diversified portfolio of equity securities of small cap companies located in the United States that the Manager believes are undervalued or have good prospects for earnings growth.

++++ This unmanaged Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 2000 is a registered trademark of the Frank Russell Company.



Performance Summary for the Period Ended November 30, 2007

                                                                   Average Annual Total Returns*

                                                       1 Year                 5 Years                  Since Inception**
                                 6-Month       w/o sales   w/sales     w/o sales      w/sales       w/o sales       w/sales
                              Total Returns      charge     charge       charge        charge         charge         charge
Institutional                      +4.22%        +13.99%      --         +17.25%         --           + 9.21%          --
Investor A                         +4.00         +13.70     + 7.73%      +16.93        +15.68%        + 8.93         + 8.21%
Investor B                         +3.55         +12.65     + 8.38       +16.00        +15.78         + 8.08         + 8.08
Investor C                         +3.57         +12.69     +11.74       +16.00        +16.00         + 8.06         + 8.06
Class R                            +3.78         +13.27       --         +16.85          --           + 8.77           --
Russell 2000 Growth Index          -3.25         + 6.12       --         +14.70          --           + 3.89           --

*  Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

** The Fund commenced operations on 10/29/99.

   Past performance is not indicative of future results.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007



About Fund Performance


* Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

* Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

* Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

* Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Disclosure of Expenses


Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on June 1, 2007 and held through November 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007


Statement of Assets and Liabilities                                                            BlackRock Small Cap Growth Fund II

As of November 30, 2007 (Unaudited)
Assets

Investment in BlackRock Master Small Cap Growth Portfolio (the "Portfolio"),
at value (identified cost--$490,803,126)                                                                          $   560,037,176
Prepaid expenses and other assets                                                                                          29,621
                                                                                                                  ---------------
Total assets                                                                                                          560,066,797
                                                                                                                  ---------------

Liabilities

Payables:
   Other affiliates                                                                            $       245,427
   Distributor                                                                                         172,218
   Administrator                                                                                        91,171            508,816
                                                                                               ---------------
Accrued expenses                                                                                                              381
                                                                                                                  ---------------
Total liabilities                                                                                                         509,197
                                                                                                                  ---------------
   Net Assets
Net assets                                                                                                        $   559,557,600
                                                                                                                  ===============

Net Assets Consist of

Institutional Shares of Common Stock, $.0001 par value, 100,000,000 shares authorized                             $         1,088
Investor A Shares of Common Stock, $.0001 par value, 100,000,000 shares authorized                                          1,520
Investor B Shares of Common Stock, $.0001 par value, 100,000,000 shares authorized                                            285
Investor C Shares of Common Stock, $.0001 par value, 100,000,000 shares authorized                                            731
Class R Shares of Common Stock, $.0001 par value, 100,000,000 shares authorized                                               212
Paid-in capital in excess of par                                                                                      465,923,071
Accumulated investment loss--net                                                                                      (3,454,240)
Undistributed realized capital gains allocated from the Portfolio--net                                                 27,850,883
Unrealized appreciation allocated from the Portfolio--net                                                              69,234,050
                                                                                                                  ---------------
Net Assets                                                                                                        $   559,557,600
                                                                                                                  ===============

Net Asset Value

Institutional--Based on net assets of $164,111,883 and 10,884,242 shares outstanding                              $         15.08
                                                                                                                  ===============
Investor A--Based on net assets of $224,619,062 and 15,204,233 shares outstanding                                 $         14.77
                                                                                                                  ===============
Investor B--Based on net assets of $39,467,019 and 2,845,106 shares outstanding                                   $         13.87
                                                                                                                  ===============
Investor C--Based on net assets of $100,991,183 and 7,312,453 shares outstanding                                  $         13.81
                                                                                                                  ===============
Class R--Based on net assets of $30,368,453 and 2,118,776 shares outstanding                                      $         14.33
                                                                                                                  ===============

See Notes to Financial Statements.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007


Statement of Operations                                                                        BlackRock Small Cap Growth Fund II

For the Six Months Ended November 30, 2007 (Unaudited)
Investment Loss

Net investment loss allocated from the Portfolio:
   Dividends                                                                                                      $       853,576
   Interest                                                                                                               342,199
   Expenses                                                                                                           (2,125,090)
                                                                                                                  ---------------
Total loss                                                                                                              (929,315)
                                                                                                                  ---------------

Expenses

Administration fees                                                                            $       550,535
Service and distribution fees--Investor C                                                              507,657
Service and distribution fees--Investor B                                                              271,515
Service fees--Investor A                                                                               257,260
Transfer agent fees--Investor A                                                                        230,970
Transfer agent fees--Investor C                                                                        194,085
Transfer agent fees--Institutional                                                                     175,281
Transfer agent fees--Investor B                                                                        116,048
Service and distribution fees--Class R                                                                  63,070
Transfer agent fees--Class R                                                                            48,569
Printing and shareholder reports                                                                        46,899
Registration fees                                                                                       34,741
Professional fees                                                                                       22,820
Other                                                                                                    5,475
                                                                                               ---------------
Total expenses                                                                                                          2,524,925
                                                                                                                  ---------------
Investment loss--net                                                                                                  (3,454,240)
                                                                                                                  ---------------

Realized & Unrealized Gain (Loss) Allocated from the Portfolio--Net

Realized gain on investments--net                                                                                      28,404,368
Change in unrealized appreciation on investments--net                                                                 (3,975,852)
                                                                                                                  ---------------
Total realized and unrealized gain--net                                                                                24,428,516
                                                                                                                  ---------------
Net Increase in Net Assets Resulting from Operations                                                              $    20,974,276
                                                                                                                  ===============

See Notes to Financial Statements.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007


Statements of Changes in Net Assets                                                            BlackRock Small Cap Growth Fund II

                                                                                                   For the           For the
                                                                                               Six Months Ended     Year Ended
                                                                                              November 30, 2007      May 31,
Increase (Decrease) in Net Assets:                                                               (Unaudited)           2007
Operations

Investment loss--net                                                                           $   (3,454,240)    $   (6,610,899)
Realized gain--net                                                                                  28,404,368         90,303,106
Change in unrealized appreciation--net                                                             (3,975,852)       (26,039,471)
                                                                                               ---------------    ---------------
Net increase in net assets resulting from operations                                                20,974,276         57,652,736
                                                                                               ---------------    ---------------

Distributions to Shareholders

Realized gain--net
   Institutional                                                                                  (17,287,536)       (12,500,481)
   Investor A                                                                                     (21,079,442)       (13,721,588)
   Investor B                                                                                      (6,055,720)        (5,836,461)
   Investor C                                                                                     (10,744,653)        (7,391,661)
   Class R                                                                                         (2,532,255)        (1,321,136)
                                                                                               ---------------    ---------------
Net decrease in net assets resulting from distributions to shareholders                           (57,699,606)       (40,771,327)
                                                                                               ---------------    ---------------

Capital Share Transactions

Net increase in net assets derived from capital share transactions                                  57,703,701         40,153,088
                                                                                               ---------------    ---------------

Redemption Fee

Redemption fee                                                                                           2,955              4,171
                                                                                               ---------------    ---------------

Net Assets

Total increase in net assets                                                                        20,981,326         57,038,668
Beginning of period                                                                                538,576,274        481,537,606
                                                                                               ---------------    ---------------
End of period*                                                                                 $   559,557,600    $   538,576,274
                                                                                               ===============    ===============
   * Accumulated investment loss--net                                                          $   (3,454,240)                 --
                                                                                               ===============    ===============

     See Notes to Financial Statements.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007


Financial Highlights                                                                           BlackRock Small Cap Growth Fund II

                                                                                   Institutional

                                                     For the Six
The following per share data and ratios              Months Ended
have been derived from information                November 30, 2007                  For the Year Ended May 31,
provided in the financial statements.                (Unaudited)      2007         2006         2005         2004         2003
Per Share Operating Performance

Net asset value, beginning of period                 $    16.26   $    15.74    $    12.50   $    11.23   $     9.21   $     9.63
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Investment loss--net**                                    (.06)        (.14)         (.14)        (.11)        (.11)        (.08)
Realized and unrealized gain (loss)--net                 .63***      1.95***       3.38***      1.38***         2.13        (.34)
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Total from investment operations                            .57         1.81          3.24         1.27         2.02        (.42)
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Less distributions from realized gain--net               (1.75)       (1.29)            --           --           --           --
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Net asset value, end of period                       $    15.08   $    16.26    $    15.74   $    12.50   $    11.23   $     9.21
                                                     ==========   ==========    ==========   ==========   ==========   ==========

Total Investment Return+++

Based on net asset value per share                    4.22%++++       12.50%        25.92%       11.31%       21.93%      (4.36%)
                                                     ==========   ==========    ==========   ==========   ==========   ==========

Ratios to Average Net Assets++

Expenses                                                 1.22%*        1.28%         1.22%        1.25%        1.23%        1.32%
                                                     ==========   ==========    ==========   ==========   ==========   ==========
Investment loss--net                                    (.79%)*       (.93%)        (.93%)       (.95%)       (.99%)      (1.03%)
                                                     ==========   ==========    ==========   ==========   ==========   ==========

Supplemental Data

Net assets, end of period (in thousands)             $  164,112   $  162,580    $  167,907   $  125,301   $   96,893   $   57,886
                                                     ==========   ==========    ==========   ==========   ==========   ==========
Portfolio turnover of the Portfolio                         41%         115%          101%         129%         149%          76%
                                                     ==========   ==========    ==========   ==========   ==========   ==========

      * Annualized.

     ** Based on average shares outstanding.

    *** Includes a redemption fee, which is less than $.01 per share.

     ++ Includes the Fund's share of the Portfolio's allocated expenses and/or investment loss--net.

   ++++ Aggregate total investment return.

    +++ Total investment returns exclude the effects of any sales charges.

        See Notes to Financial Statements.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007


Financial Highlights (continued)                                                               BlackRock Small Cap Growth Fund II

                                                                                     Investor A

                                                     For the Six
The following per share data and ratios              Months Ended
have been derived from information                November 30, 2007                  For the Year Ended May 31,
provided in the financial statements.                (Unaudited)      2007         2006         2005         2004         2003
Per Share Operating Performance

Net asset value, beginning of period                 $    15.96   $    15.51    $    12.34   $    11.12   $     9.14   $     9.58
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Investment loss--net**                                    (.08)        (.18)         (.17)        (.14)        (.13)        (.10)
Realized and unrealized gain (loss)--net                 .60***      1.92***       3.34***      1.36***         2.11        (.34)
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Total from investment operations                            .52         1.74          3.17         1.22         1.98        (.44)
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Less distributions from realized gain--net               (1.71)       (1.29)            --           --           --           --
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Net asset value, end of period                       $    14.77   $    15.96    $    15.51   $    12.34   $    11.12   $     9.14
                                                     ==========   ==========    ==========   ==========   ==========   ==========

Total Investment Return+++

Based on net asset value per share                    4.00%++++       12.23%        25.69%       10.97%       21.66%      (4.59%)
                                                     ==========   ==========    ==========   ==========   ==========   ==========

Ratios to Average Net Assets++

Expenses                                                 1.48%*        1.54%         1.47%        1.50%        1.49%        1.57%
                                                     ==========   ==========    ==========   ==========   ==========   ==========
Investment loss--net                                   (1.04%)*      (1.18%)       (1.18%)      (1.20%)      (1.24%)      (1.28%)
                                                     ==========   ==========    ==========   ==========   ==========   ==========

Supplemental Data

Net assets, end of period (in thousands)             $  224,619   $  194,561    $  154,179   $  114,558   $   97,389   $   70,577
                                                     ==========   ==========    ==========   ==========   ==========   ==========
Portfolio turnover of the Portfolio                         41%         115%          102%         129%         149%          77%
                                                     ==========   ==========    ==========   ==========   ==========   ==========

      * Annualized.

     ** Based on average shares outstanding.

    *** Includes a redemption fee, which is less than $.01 per share.

     ++ Includes the Fund's share of the Portfolio's allocated expenses and/or investment loss--net.

   ++++ Aggregate total investment return.

    +++ Total investment returns exclude the effects of sales charges.

        See Notes to Financial Statements.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007


Financial Highlights (continued)                                                               BlackRock Small Cap Growth Fund II

                                                                                     Investor B

                                                     For the Six
The following per share data and ratios              Months Ended
have been derived from information                November 30, 2007                  For the Year Ended May 31,
provided in the financial statements.                (Unaudited)      2007         2006         2005         2004         2003
Per Share Operating Performance

Net asset value, beginning of period                 $    15.01   $    14.78    $    11.85   $    10.77   $     8.92   $     9.42
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Investment loss--net**                                    (.15)        (.28)         (.27)        (.23)        (.21)        (.16)
Realized and unrealized gain (loss)--net                 .58***      1.80***       3.20***      1.31***         2.06        (.34)
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Total from investment operations                            .43         1.52          2.93         1.08         1.85        (.50)
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Less distributions from realized gain--net               (1.57)       (1.29)            --           --           --           --
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Net asset value, end of period                       $    13.87   $    15.01    $    14.78   $    11.85   $    10.77    $    8.92
                                                     ==========   ==========    ==========   ==========   ==========   ==========

Total Investment Return+++

Based on net asset value per share                    3.55%++++       11.29%        24.73%       10.03%       20.74%      (5.31%)
                                                     ==========   ==========    ==========   ==========   ==========   ==========

Ratios to Average Net Assets++

Expenses                                                 2.44%*        2.35%         2.25%        2.28%        2.26%        2.35%
                                                     ==========   ==========    ==========   ==========   ==========   ==========
Investment loss--net                                   (2.02%)*      (1.99%)       (1.96%)      (1.98%)      (2.01%)      (2.06%)
                                                     ==========   ==========    ==========   ==========   ==========   ==========

Supplemental Data

Net assets, end of period (in thousands)             $   39,467   $   60,086    $   72,350   $   62,827   $   68,754   $   60,835
                                                     ==========   ==========    ==========   ==========   ==========   ==========
Portfolio turnover of the Portfolio                         41%         115%          101%         129%         149%          76%
                                                     ==========   ==========    ==========   ==========   ==========   ==========

      * Annualized.

     ** Based on average shares outstanding.

    *** Includes a redemption fee, which is less than $.01 per share.

     ++ Includes the Fund's share of the Portfolio's allocated expenses and/or investment loss--net.

   ++++ Aggregate total investment return.

    +++ Total investment returns exclude the effects of sales charges.

        See Notes to Financial Statements.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007


Financial Highlights (continued)                                                               BlackRock Small Cap Growth Fund II

                                                                                     Investor C

                                                     For the Six
The following per share data and ratios              Months Ended
have been derived from information                November 30, 2007                  For the Year Ended May 31,
provided in the financial statements.                (Unaudited)      2007         2006         2005         2004         2003
Per Share Operating Performance

Net asset value, beginning of period                 $    14.99   $    14.76    $    11.84   $    10.75   $     8.91   $     9.41
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Investment loss--net**                                    (.14)        (.28)         (.28)        (.23)        (.21)        (.16)
Realized and unrealized gain (loss)--net                 .57***      1.80***       3.20***      1.32***         2.05        (.34)
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Total from investment operations                            .43         1.52          2.92         1.09         1.84        (.50)
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Less distributions from realized gain--net               (1.61)       (1.29)            --           --           --           --
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Net asset value, end of period                       $    13.81   $    14.99    $    14.76   $    11.84   $    10.75   $     8.91
                                                     ==========   ==========    ==========   ==========   ==========   ==========

Total Investment Return+++

Based on net asset value per share                    3.57%++++       11.31%        24.66%       10.14%       20.65%      (5.31%)
                                                     ==========   ==========    ==========   ==========   ==========   ==========

Ratios to Average Net Assets++

Expenses                                                 2.39%*        2.36%         2.27%        2.30%        2.27%        2.37%
                                                     ==========   ==========    ==========   ==========   ==========   ==========
Investment loss--net                                   (1.96%)*      (2.01%)       (1.98%)      (1.99%)      (2.02%)      (2.07%)
                                                     ==========   ==========    ==========   ==========   ==========   ==========

Supplemental Data

Net assets, end of period (in thousands)             $  100,991   $   99,938    $   75,678   $   43,839   $   36,478   $   34,195
                                                     ==========   ==========    ==========   ==========   ==========   ==========
Portfolio turnover of the Portfolio                         41%         115%          101%         129%         149%          76%
                                                     ==========   ==========    ==========   ==========   ==========   ==========

      * Annualized.

     ** Based on average shares outstanding.

    *** Includes a redemption fee, which is less than $.01 per share.

     ++ Includes the Fund's share of the Portfolio's allocated expenses and/or investment loss--net.

   ++++ Aggregate total investment return.

    +++ Total investment returns exclude the effects of sales charges.

        See Notes to Financial Statements.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007


Financial Highlights (concluded)                                                               BlackRock Small Cap Growth Fund II

                                                                                      Class R

                                                     For the Six                                                 For the Period
The following per share data and ratios              Months Ended                                             February 4, 2003+++
have been derived from information                November 30, 2007           For the Year Ended May 31,           to May 31,
provided in the financial statements.                (Unaudited)      2007         2006         2005      2004        2003
Per Share Operating Performance

Net asset value, beginning of period                 $    15.54   $    15.18    $    12.11   $    10.94   $     8.96   $     7.54
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Investment loss--net**                                    (.11)        (.22)         (.21)        (.17)        (.16)        (.01)
Realized and unrealized gain--net                        .58***      1.87***       3.28***      1.34***         2.14         1.43
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Total from investment operations                            .47         1.65          3.07         1.17         1.98         1.42
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Less distributions from realized gain--net               (1.68)       (1.29)            --           --           --           --
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Net asset value, end of period                       $    14.33   $    15.54    $    15.18   $    12.11   $    10.94   $     8.96
                                                     ==========   ==========    ==========   ==========   ==========   ==========
Total Investment Return

Based on net asset value per share                    3.78%++++       11.88%        25.35%       10.69%       22.10%   18.83%++++
                                                     ==========   ==========    ==========   ==========   ==========   ==========
Ratios to Average Net Assets++

Expenses                                                 1.89%*        1.86%         1.72%        1.76%        1.74%       1.81%*
                                                     ==========   ==========    ==========   ==========   ==========   ==========
Investment loss--net                                   (1.45%)*      (1.50%)       (1.43%)      (1.44%)      (1.50%)     (1.54%)*
                                                     ==========   ==========    ==========   ==========   ==========   ==========

Supplemental Data

Net assets, end of period (in thousands)             $   30,368   $   21,412    $   11,423   $    2,457   $      354      --+++++
                                                     ==========   ==========    ==========   ==========   ==========   ==========
Portfolio turnover of the Portfolio                         41%         115%          101%         129%         149%          76%
                                                     ==========   ==========    ==========   ==========   ==========   ==========

      * Annualized.

     ** Based on average shares outstanding.

    *** Includes a redemption fee, which is less than $.01 per share.

     ++ Includes the Fund's share of the Portfolio's allocated expenses and/or investment loss--net.

   ++++ Aggregate total investment return.

    +++ Commencement of operations.

  +++++ Amount is less than $1,000.

        See Notes to Financial Statements.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007



Notes to Financial Statements (Unaudited)    BlackRock Small Cap Growth Fund II



1. Significant Accounting Policies:

BlackRock Small Cap Growth Fund II (the "Fund") of BlackRock Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in BlackRock Master Small Cap Growth Portfolio (the "Portfolio") of BlackRock Master LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at November 30, 2007 was 100%. The Fund offers multiple classes of shares. Institutional Shares generally are sold only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are sold to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C Shares and Class R also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1(a) of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

(g) Recent accounting pronouncements--Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation
No. 48, "Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended May 31, 2004 through May 31, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007



Notes to Financial Statements (continued)    BlackRock Small Cap Growth Fund II


In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.


2. Transactions with Affiliates:

The Corporation, on behalf of the Fund, has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc. The Fund pays a monthly fee at an annual rate of .20% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group ("PNC") are the principal owners of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                             Service       Distribution
                                                 Fee                Fee

Investor A                                      .25%                 --
Investor B                                      .25%               .75%
Investor C                                      .25%               .75%
Class R                                         .25%               .25%


Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder services to Investor A, Investor B, Investor C and Class R shareholders. The ongoing distribution fee compensates the Distributor and broker-dealers for providing distribution-related services to Investor B, Investor C and Class R shareholders.

For the six months ended November 30, 2007, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Investor A Shares, which totaled $34,775.

For the six months ended November 30, 2007, affiliates received contingent deferred sales charges of $8,534 and $8,716 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $54 relating to transactions subject to front-end sales charge waivers in Investor A Shares.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended November 30, 2007, the following amounts have been accrued by the Fund to reimburse the Administrator for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.


                                                            Call Center
                                                                   Fees

Institutional                                                    $3,017
Investor A                                                       $3,588
Investor B                                                       $1,644
Investor C                                                       $2,998
Class R                                                          $  589


PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, is the Fund's transfer agent.

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $57,703,701 and $40,153,088 for the six months ended November 30, 2007 and for the year ended May 31, 2007, respectively.

Transactions in capital shares for each class were as follows:



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007



Notes to Financial Statements (concluded)    BlackRock Small Cap Growth Fund II



                                                                 For the Six Months Ended              For the Year Ended
                                                                    November 30, 2007                     May 31, 2007

                                                                    Shares         Amount             Shares         Amount
Institutional Shares

Shares sold                                                          907,130    $  14,197,809        3,730,509    $  56,606,229
Shares issued to shareholders in reinvestment of distributions     1,160,732       16,365,570          335,267        4,813,753
                                                               ------------------------------    ------------------------------
Total issued                                                       2,067,862       30,563,379        4,065,776       61,419,982
Shares redeemed                                                  (1,179,399)     (18,362,210)      (4,735,348)     (72,034,403)
                                                               ------------------------------    ------------------------------
Net increase (decrease)                                              888,463    $  12,201,169        (669,572)    $(10,614,421)
                                                               ==============================    ==============================



Investor A Shares

Shares sold and automatic conversion of shares                     2,778,890    $  42,480,200        4,391,622    $  65,372,353
Shares issued to shareholders in reinvestment of distributions     1,500,281       20,748,860          363,675        5,156,665
                                                               ------------------------------    ------------------------------
Total issued                                                       4,279,171       63,229,060        4,755,297       70,529,018
Shares redeemed                                                  (1,268,104)     (19,489,080)      (2,504,543)     (37,550,517)
                                                               ------------------------------    ------------------------------
Net increase                                                       3,011,067    $  43,739,980        2,250,754    $  32,978,501
                                                               ==============================    ==============================



Investor B Shares

Shares sold                                                          449,813    $   6,502,823        1,288,748    $  18,103,896
Shares issued to shareholders in reinvestment of distributions       426,735        5,556,009          162,674        2,187,221
                                                               ------------------------------    ------------------------------
Total issued                                                         876,548       12,058,832        1,451,422       20,291,117
Shares redeemed and automatic conversion of shares               (2,033,572)     (29,184,392)      (2,344,395)     (33,010,144)
                                                               ------------------------------    ------------------------------
Net decrease                                                     (1,157,024)    $(17,125,560)        (892,973)    $(12,719,027)
                                                               ==============================    ==============================



Investor C Shares

Shares sold                                                          881,255    $  12,687,384        2,812,220    $  39,522,617
Shares issued to shareholders in reinvestment of distributions       782,817       10,145,162          182,780        2,450,552
                                                               ------------------------------    ------------------------------
Total issued                                                       1,664,072       22,832,546        2,995,000       41,973,169
Shares redeemed                                                  (1,018,097)     (14,514,546)      (1,455,462)     (20,522,034)
                                                               ------------------------------    ------------------------------
Net increase                                                         645,975    $   8,318,000        1,539,538    $  21,451,135
                                                               ==============================    ==============================



Class R Shares

Shares sold                                                          966,547    $  14,152,567        1,157,252    $  16,852,948
Shares issued to shareholders in reinvestment of distributions       188,552        2,532,251           32,705          452,153
                                                               ------------------------------    ------------------------------
Total issued                                                       1,155,099       16,684,818        1,189,957       17,305,101
Shares redeemed                                                    (414,545)      (6,114,706)        (564,507)      (8,248,201)
                                                               ------------------------------    ------------------------------
Net increase                                                         740,554    $  10,570,112          625,450    $   9,056,900
                                                               ==============================    ==============================


The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.


4. Subsequent Event:

The Fund paid an ordinary income dividend in the amount of $.388584 per Institutional Share, $.369663 per Investor A Share, $.252970 per Investor B Share, $.294866 per Investor C Share and $.344336 per Class R Share on December 7, 2007 to shareholders of record on December 5, 2007.

The Fund paid a long-term capital gain distribution in the amount of $.316224 per Institutional Share, $.316224 per Investor A Share, $.316224 per Investor B Share, $.316224 per Investor C Share and $.316224 per Class R Share on December 7, 2007 to shareholders of record on December 5, 2007



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007



Portfolio Summary                   BlackRock Master Small Cap Growth Portfolio



As of November 30, 2007


Ten Largest Holdings                                   Percent of
(Equity Investments)                                   Net Assets

SkillSoft Plc                                              3.5%
IHS, Inc. Class A                                          2.9
ExlService Holdings, Inc.                                  2.8
BE Aerospace, Inc.                                         2.5
SYKES Enterprises, Inc.                                    2.5
Sonic WALL, Inc.                                           2.3
CKX, Inc.                                                  2.2
Orient Express Hotels Ltd. Class A                         2.2
Pediatrix Medical Group, Inc.                              2.2
Standard Microsystems Corp.                                2.2



Five Largest Industries                                Percent of
(Equity Investments)                                   Net Assets

IT Services                                                9.4%
Commercial Services & Supplies                             8.9
Hotels, Restaurants & Leisure                              8.3
Software                                                   8.2
Health Care Equipment & Supplies                           7.1



                                                       Percent of
                                                       Long-Term
Sector Representation                                 Investments

Information Technology                                    32.9%
Industrials                                               17.6
Consumer Discretionary                                    16.8
Health Care                                               15.9
Materials                                                  5.9
Energy                                                     5.8
Financials                                                 5.1


  For Portfolio compliance purposes, the Portfolio's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007



Schedule of Investments as of November 30, 2007 (Unaudited)
                                    BlackRock Master Small Cap Growth Portfolio


                                                       Shares
Common Stocks                                            Held          Value

Aerospace & Defense--4.2%

Argon ST, Inc. (a)                                    317,800    $    5,790,316
BE Aerospace, Inc. (a)                                300,300        14,114,100
Ladish Co., Inc. (a)                                   88,300         3,899,328
                                                                 --------------
                                                                     23,803,744

Capital Markets--2.8%

Affiliated Managers Group, Inc. (a)                    51,800         6,436,150
Waddell & Reed Financial, Inc. Class A                269,700         9,218,346
                                                                 --------------
                                                                     15,654,496

Chemicals--2.5%

Agrium Inc.                                           141,500         8,184,360
Airgas, Inc.                                          115,900         5,734,732
                                                                 --------------
                                                                     13,919,092

Commercial Banks--2.3%

Signature Bank (a)                                    183,100         6,783,855
UMB Financial Corp.                                   160,300         6,030,486
                                                                 --------------
                                                                     12,814,341

Commercial Services & Supplies--8.9%

The Advisory Board Co. (a)                            130,000         8,451,300
Clean Harbors, Inc. (a)                               105,300         5,658,822
Diamond Management & Technology Consultants, Inc.     888,441         6,601,117
Healthcare Services Group, Inc.                       169,370         3,709,203
IHS, Inc. Class A (a)                                 233,600        16,384,704
Watson Wyatt Worldwide, Inc.                          196,900         9,067,245
                                                                 --------------
                                                                     49,872,391

Communications Equipment--2.4%

EMS Technologies, Inc. (a)                            259,300         7,548,223
Foundry Networks, Inc. (a)                            253,200         4,463,916
Occam Networks, Inc. (a)                              292,500         1,131,975
                                                                 --------------
                                                                     13,144,114

Diversified Consumer Services--1.3%

DeVry, Inc.                                           128,674         7,074,497

Energy Equipment & Services--3.2%

Atwood Oceanics, Inc. (a)                             117,800        10,278,050
Dawson Geophysical Co. (a)                             59,800         4,007,796
Oceaneering International, Inc. (a)                    61,300         3,911,553
                                                                 --------------
                                                                     18,197,399

Health Care Equipment & Supplies--7.1%

Align Technology, Inc. (a)                            102,436         1,730,144
Cutera, Inc. (a)                                      225,800         3,418,612
Hologic, Inc. (a)                                      85,900         5,702,901
Home Diagnostics, Inc. (a)                            137,800         1,070,706
SonoSite, Inc. (a)                                    251,300         8,348,186
Trans1, Inc (a)                                         8,800           171,688
Wright Medical Group, Inc. (a)                        439,100        11,846,918
Zoll Medical Corp. (a)                                337,100         7,847,688
                                                                 --------------
                                                                     40,136,843

Health Care Providers & Services--4.6%

Magellan Health Services, Inc. (a)                    164,700         7,485,615
MedCath Corp. (a)                                     240,400         6,110,968
Pediatrix Medical Group, Inc. (a)                     193,000        12,479,380
                                                                 --------------
                                                                     26,075,963



                                                       Shares
Common Stocks                                            Held          Value

Hotels, Restaurants & Leisure--8.3%

Ameristar Casinos, Inc.                               145,000    $    4,551,550
Life Time Fitness, Inc. (a)                           121,500         6,599,880
Orient Express Hotels Ltd. Class A                    201,900        12,499,629
Pinnacle Entertainment, Inc. (a)                      215,900         5,926,455
Scientific Games Corp. Class A (a)                    267,900         8,677,281
Vail Resorts, Inc. (a)                                139,900         7,765,849
                                                                 --------------
                                                                     46,020,644

IT Services--9.4%

ExlService Holdings, Inc. (a)                         648,121        15,535,460
Forrester Research, Inc. (a)                          445,100        11,652,718
SYKES Enterprises, Inc. (a)                           747,200        13,793,312
Wright Express Corp. (a)                              293,300        11,130,735
                                                                 --------------
                                                                     52,112,225

Internet Software & Services--6.5%

Greenfield Online, Inc. (a)                            94,028         1,414,181
Move, Inc. (a)                                      1,167,900         2,744,565
SkillSoft Plc (a)(b)                                2,035,000        19,719,150
SonicWALL, Inc. (a)                                 1,297,800        13,133,736
                                                                 --------------
                                                                     37,011,632

Leisure Equipment & Products--0.4%

Smith & Wesson Holding Corp. (a)                      248,728         2,477,331

Life Sciences Tools & Services--1.7%

Bruker BioSciences Corp. (a)                          373,900         3,473,531
Qiagen NV (a)                                         291,923         6,150,818
                                                                 --------------
                                                                      9,624,349

Machinery--4.2%

Actuant Corp. Class A                                 157,400         4,984,858
Bucyrus International, Inc.                           110,900         9,727,039
Kaydon Corp.                                           93,400         4,726,974
RBC Bearings, Inc. (a)                                117,700         4,329,006
                                                                 --------------
                                                                     23,767,877

Media--4.3%

CKX, Inc. (a)                                       1,016,779        12,333,529
Dolan Media Co. (a)                                   216,421         5,735,156
Outdoor Channel Holdings, Inc. (a)                    326,446         2,278,593
World Wrestling Entertainment, Inc.                   263,600         4,154,336
                                                                 --------------
                                                                     24,501,614

Metals & Mining--3.3%

Century Aluminum Co. (a)                              166,900         9,570,046
Quanex Corp.                                          184,100         9,212,364
                                                                 --------------
                                                                     18,782,410

Oil, Gas & Consumable Fuels--2.4%

Comstock Resources, Inc. (a)                          178,600         5,983,100
Massey Energy Co.                                     214,800         7,292,460
                                                                 --------------
                                                                     13,275,560

Pharmaceuticals--2.2%

Medicis Pharmaceutical Corp. Class A                  345,800         9,302,020
Santarus, Inc. (a)                                  1,028,900         2,613,406
                                                                 --------------
                                                                     11,915,426



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007



Schedule of Investments (concluded)
                                    BlackRock Master Small Cap Growth Portfolio


                                                       Shares
Common Stocks                                            Held          Value

Semiconductors &
Semiconductor Equipment--6.0%

Microsemi Corp. (a)                                   403,200    $    9,225,216
02Micro International Ltd. (a)(b)                     446,200         6,344,964
Silicon Motion Technology Corp. (a)(b)                312,534         5,903,767
Standard Microsystems Corp. (a)                       344,900        12,164,623
                                                                 --------------
                                                                     33,638,570

Software--8.2%

ACI Worldwide, Inc. (a)                               265,300         6,056,799
Aladdin Knowledge Systems Ltd. (a)                    288,900         7,563,402
Blackboard, Inc. (a)                                  177,063         6,905,457
Commvault Systems, Inc. (a)                           240,200         5,349,254
DemandTec, Inc. (a)                                   125,300         2,056,173
i2 Technologies, Inc. (a)                             537,700         8,699,986
Jack Henry & Associates, Inc.                         331,800         8,878,968
Longtop Financial Technologies Ltd. (a)(b)              2,200            55,132
                                                                 --------------
                                                                     45,565,171



                                                       Shares
Common Stocks                                            Held          Value

Specialty Retail--1.1%

3PAR, Inc. (a)                                         13,400    $      189,744
American Public Education, Inc. (a)                    16,300           689,490
MSCI, Inc. (a)                                         35,100           970,515
Ulta Salon Cosmetics & Fragrance, Inc. (a)            164,900         4,244,526
                                                                 --------------
                                                                      6,094,275

Textiles, Apparel & Luxury Goods--1.2%

The Warnaco Group, Inc. (a)                           175,606         6,479,861

Total Common Stocks (Cost--$482,725,775)--98.5%                     551,959,825



                                                         Face
Short-Term Securities                                  Amount
Time Deposits--1.3%

Brown Brothers Harriman & Co., 3.96%
  due 12/03/2007                                  $ 7,117,213         7,117,213

Total Short-Term Securities (Cost--$7,117,213)--1.3%                  7,117,213
Total Investments (Cost--$489,842,988*)--99.8%                      559,077,038
Other Assets Less Liabilities--0.2%                                     960,138
                                                                 --------------
Net Assets--100.0%                                               $  560,037,176
                                                                 ==============


  * The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $    490,396,418
                                                   ================
    Gross unrealized appreciation                  $    100,664,358
    Gross unrealized depreciation                      (31,983,738)
                                                   ----------------
    Net unrealized appreciation                    $     68,680,620
                                                   ================

(a) Non-income producing security.

(b) Depositary receipts.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

    See Notes to Financial Statements.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007


Statement of Assets and Liabilities                                                   BlackRock Master Small Cap Growth Portfolio

As of November 30, 2007 (Unaudited)
Assets

Investments in unaffiliated securities, at value (identified cost--$489,842,988)                                  $   559,077,038
Cash                                                                                                                       27,899
Receivables:
   Securities sold                                                                             $     1,278,275
   Contributions                                                                                       761,896
   Dividends                                                                                           352,878
   Interest                                                                                              2,349          2,395,398
                                                                                               ---------------
Prepaid expenses                                                                                                            4,930
                                                                                                                  ---------------
Total assets                                                                                                          561,505,265
                                                                                                                  ---------------

Liabilities

Payables:
   Withdrawals                                                                                       1,091,546
   Investment adviser                                                                                  319,311
   Other affiliates                                                                                      3,875          1,414,732
                                                                                               ---------------
Accrued expenses and other liabilities                                                                                     53,357
                                                                                                                  ---------------
Total liabilities                                                                                                       1,468,089
                                                                                                                  ---------------

Net Assets

Net assets                                                                                                        $   560,037,176
                                                                                                                  ===============

Net Assets Consist of

Investor's capital                                                                                                $   490,803,126
Unrealized appreciation--net                                                                                           69,234,050
                                                                                                                  ---------------
Net Assets                                                                                                        $   560,037,176
                                                                                                                  ===============

See Notes to Financial Statements.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007


Statement of Operations                                                               BlackRock Master Small Cap Growth Portfolio

For the Six Months Ended November 30, 2007 (Unaudited)
Investment Income

Dividends (net of $1,191 foreign withholding tax)                                                                 $       853,576
Interest                                                                                                                  342,199
                                                                                                                  ---------------
Total income                                                                                                            1,195,775
                                                                                                                  ---------------

Expenses

Investment advisory fees                                                                       $     1,929,335
Accounting services                                                                                    106,813
Custodian fees                                                                                          35,667
Professional fees                                                                                       22,254
Directors' fees and expenses                                                                            18,933
Printing and shareholder reports                                                                         1,831
Pricing fees                                                                                               618
Other                                                                                                    9,639
                                                                                               ---------------
Total expenses                                                                                                          2,125,090
                                                                                                                  ---------------
Investment loss--net                                                                                                    (929,315)
                                                                                                                  ---------------

Realized & Unrealized Gain (loss)--Net

Realized gain on investments--net                                                                                      28,404,368
Change in unrealized appreciation on investments--net                                                                 (3,975,852)
                                                                                                                  ---------------
Total realized and unrealized gain--net                                                                                24,428,516
                                                                                                                  ---------------
Net Increase in Net Assets Resulting from Operations                                                              $    23,499,201
                                                                                                                  ===============

See Notes to Financial Statements.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007


Statements of Changes in Net Assets                                                   BlackRock Master Small Cap Growth Portfolio

                                                                                                   For the           For the
                                                                                               Six Months Ended     Year Ended
                                                                                              November 30, 2007      May 31,
Increase (Decrease) in Net Assets:                                                               (Unaudited)           2007
Operations

Investment loss--net                                                                           $     (929,315)    $   (2,054,142)
Realized gain--net                                                                                  28,404,368         90,303,106
Change in unrealized appreciation--net                                                             (3,975,852)       (26,039,471)
                                                                                               ---------------    ---------------
Net increase in net assets resulting from operations                                                23,499,201         62,209,493
                                                                                               ---------------    ---------------

Capital Share Transactions

Proceeds from contributions                                                                         90,020,783        172,023,212
Fair value of withdrawals                                                                         (92,574,821)      (177,075,127)
                                                                                               ---------------    ---------------
Net decrease in net assets derived from capital transactions                                       (2,554,038)        (5,051,915)
                                                                                               ---------------    ---------------

Net Assets

Total increase in net assets                                                                        20,945,163         57,157,578
Beginning of period                                                                                539,092,013        481,934,435
                                                                                               ---------------    ---------------
End of period                                                                                  $   560,037,176    $   539,092,013
                                                                                               ===============    ===============

See Notes to Financial Statements.



Financial Highlights                                                                  BlackRock Master Small Cap Growth Portfolio

                                                     For the Six
The following per share data and ratios              Months Ended
have been derived from information                November 30, 2007                  For the Year Ended May 31,
provided in the financial statements.                (Unaudited)      2007         2006         2005         2004         2003
Total Investment Return

Total investment return                                 4.44%++       13.00%        26.39%       11.76%       22.37%      (3.59%)
                                                     ==========   ==========    ==========   ==========   ==========   ==========

Ratios to Average Net Assets

Expenses                                                  .77%*         .78%          .77%         .79%         .80%         .82%
                                                     ==========   ==========    ==========   ==========   ==========   ==========
Investment loss--net                                    (.34%)*       (.42%)        (.49%)       (.48%)       (.55%)       (.53%)
                                                     ==========   ==========    ==========   ==========   ==========   ==========

Supplemental Data

Net assets, end of period (in thousands)             $  560,037   $  539,092    $  481,934   $  349,223   $  300,014   $  223,626
                                                     ==========   ==========    ==========   ==========   ==========   ==========
Portfolio turnover                                          41%         115%          101%         129%         149%          76%
                                                     ==========   ==========    ==========   ==========   ==========   ==========

      * Annualized.

     ++ Aggregate total investment return.

        See Notes to Financial Statements.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007



Notes to Financial Statements (Unaudited)
                                    BlackRock Master Small Cap Growth Portfolio


1. Significant Accounting Policies:

BlackRock Master Small Cap Growth Portfolio (the "Portfolio") of BlackRock Master LLC (the "Master LLC") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust. The Limited Liability Company Agreement permits the Directors to issue nontransferable interests in the Master LLC, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Equity securities held by the Portfolio that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Master LLC. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Master LLC. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations by the Portfolio from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Master LLC employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Master LLC, including valuations furnished by the pricing services retained by the Master LLC, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Master LLC under the general supervision of the Master LLC's Board of Directors. Such valuations and procedures are reviewed periodically by the Board of Directors of the Master LLC.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Master LLC's Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Master LLC's Board of Directors.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security, or index, or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

* Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007



Notes to Financial Statements (continued)
                                    BlackRock Master Small Cap Growth Portfolio


* Options--The Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added
to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Portfolio invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Income taxes--The Portfolio is considered as a "pass-through" entity for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio.

Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Recent accounting pronouncements--Effective June 29, 2007, the Portfolio implemented Financial Accounting Standards Board ("FASB") Interpretation
No. 48, "Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Portfolio, and has determined that the adoption of FIN 48 does not have a material impact on the Portfolio's financial statements. The Portfolio files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Portfolio's tax returns remains open for the years ended May 31, 2004 through May 31, 2007.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007



Notes to Financial Statements (concluded)
                                    BlackRock Master Small Cap Growth Portfolio


In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Portfolio's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standard
No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Portfolio's financial statements, if any, has not been determined.


2. Investment Advisory Agreement and Transactions with Affiliates:

The Master LLC, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .70% of the average daily value of the Portfolio's net assets. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Capital Management, Inc., an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Portfolio to the Manager.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of the Manager, or its affiliates. Pursuant to that order, the Portfolio has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

For the six months ended November 30, 2007, the Portfolio reimbursed the Manager $9,586 for certain accounting services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2007 were $228,428,527 and $218,805,254, respectively.


4. Short-Term Borrowings:

The Master LLC, on behalf of the Portfolio, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .06% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Portfolio did not borrow under the credit agreement during the six months ended November 30, 2007. On November 21, 2007, the credit agreement was renewed for one year under substantially under the same terms.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007



Proxy Results


During the six-month period ended November 30, 2007, the shareholders* of BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. voted on the following proposal, which was approved at a special shareholders' meeting on September 7, 2007. This proposal was a part of the reorganization of the Board of Directors of BlackRock Series, Inc. that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:



                                                                                    Shares Voted    Shares Withheld
                                                                                        For           From Voting
To elect the Fund's Board of Directors:      David O. Beim                           29,874,862         464,612
                                             Richard S. Davis                        29,874,964         464,510
                                             Ronald W. Forbes                        29,874,773         464,701
                                             Henry Gabbay                            29,874,850         464,624
                                             Dr. Matina Horner                       29,873,868         465,606
                                             Rodney D. Johnson                       29,875,071         464,403
                                             Herbert I. London                       29,873,171         466,303
                                             Cynthia A. Montgomery                   29,874,626         464,848
                                             Joseph P. Platt, Jr.                    29,875,547         463,927
                                             Robert C. Robb, Jr.                     29,875,221         464,253
                                             Toby Rosenblatt                         29,876,283         463,191
                                             Kenneth L. Urish                        29,876,284         463,190
                                             Frederick W. Winter                     29,876,284         463,190

 * As feeder fund of BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC,
   the shareholders of BlackRock Small Cap Growth Fund II of BlackRock Seres, Inc. also voted to elect the above-named individuals as Directors of BlackRock Master Small Cap Growth
   Portfolio of BlackRock Master LLC.



Officers and Directors


David O. Beim, Director
Richard S. Davis, Director
Ronald W. Forbes, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Rodney D. Johnson, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
David R. Wilmerding, Jr., Advisory Board Member
Donald Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary


Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109-3661


Transfer Agent
PFPC Inc.
Wilmington, DE 19809


Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540


Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540


Legal Counsel
Sidley Austin LLP
New York, NY 10019



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007



BlackRock Fund Information


BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.



Availability of Additional Information


Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at
   http://www.blackrock.com/edelivery

2) Select "eDelivery" under the "More Information" section

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007



Availability of Additional Information (concluded)


Availability of Proxy Voting Policies and Procedures


The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling (800) 441-7762, or on the Web site of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.


Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.


Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.



Shareholder Privileges


Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.


Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.


Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.


Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007



A World-Class Mutual Fund Family


BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.


Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio++
BlackRock Balanced Capital Fund++
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund++
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology
  Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund


Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government
  Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund


Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund


Target Risk & Target Date Funds

BlackRock Prepared Portfolios
  Conservative Prepared Portfolio
  Moderate Prepared Portfolio
  Growth Prepared Portfolio
  Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
  Prepared Portfolio 2010
  Prepared Portfolio 2015
  Prepared Portfolio 2020
  Prepared Portfolio 2025
  Prepared Portfolio 2030
  Prepared Portfolio 2035
  Prepared Portfolio 2040
  Prepared Portfolio 2045
  Prepared Portfolio 2050


  * See the prospectus for information on specific limitations on investments in the fund.

 ++ Mixed asset fund.


BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.



BLACKROCK SMALL CAP GROWTH FUND II                            NOVEMBER 30, 2007


Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer of
       BlackRock Small Cap Growth Fund II of
       BlackRock Series, Inc. and
       BlackRock Master Small Cap Growth Portfolio of
       BlackRock Master LLC


Date: January 16, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Small Cap Growth Fund II of
       BlackRock Series, Inc. and
       BlackRock Master Small Cap Growth Portfolio of
       BlackRock Master LLC


Date: January 16, 2008


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Small Cap Growth Fund II of
       BlackRock Series, Inc. and
       BlackRock Master Small Cap Growth Portfolio of
       BlackRock Master LLC


Date: January 16, 2008